ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS
	December 31, 2022	September 30, 2022

Asset retirement obligations, beginning of the year	$236,412	$552,594
Revisions of estimates	-	(371,212)
Accretion expense	7,994	55,030
	$244,406	$236,412

	2022	2021

Decommissioning obligations, beginning of the year	$552,594	$271,402
Obligations recognized	-	258,726
Obligations derecognized	-	(125,511)
Revisions of estimates	(371,212)	117,921
Accretion expense	55,030	19,907
Foreign exchange movement	-	10,149
	$236,412	$552,594